Share-based payments - Summary of share-based compensation costs (Details) - Performance shares - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation costs [Line Items]
Employees of the controlling company	₩ 4,950	₩ 5,123	₩ 3,159
Employees of the subsidiaries	41,686	36,751	25,092
Total	₩ 46,636	₩ 41,874	₩ 28,251